FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 1,770	$ 1,671
Amortization of discount on marketable securities, net	796	15
Exchange rate differences and other	(38)	11
Financial and other income, net	$ 2,528	$ 1,697